Financial Instruments and Risk Management - Interest Rate Risk Management Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Mar. 02, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Recognized earnings	$ 2,900,000	$ 3,400,000
Cash flow hedge loss expected to be reclassified within twelve months		10,600,000
Interest Rate Swap
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, notional amount	1,200,000,000.0	1,200,000,000.0	$ 1,200,000,000.0
Interest rate swaps	37,800,000	37,800,000
Interest Rate Swap | Accrued Expenses
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest rate swaps	10,600,000	10,600,000
Interest Rate Swap | Other Long-Term Liabilities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest rate swaps	$ 27,200,000	$ 27,200,000